Fair Value Measurements	3 Months Ended
Jan. 31, 2021
Text Block [Abstract]
Fair Value Measurements

NOTE 4:  FAIR VALUE MEASUREMENTS

There have been no significant changes to the Bank’s approach and methodologies used to determine fair value measurements during the three months ended
January 31, 2021. During the three months ended January 31, 2021, the Bank designated certain obligations related to securities sold under repurchase agreements at fair value through profit or loss (FVTPL) as the instruments are part of a portfolio that is managed on a fair value basis and have been included in Obligations related to securities sold under repurchase agreements on the Interim Consolidated Balance Sheet. Refer to Note 2 of the Bank’s 2020 Annual Consolidated Financial Statements for further details on the designation of financial liabilities at FVTPL. Refer to Note 5 of the Bank’s 2020 Annual Consolidated Financial Statements for a description of the valuation techniques and inputs used in the fair value measurement of the Bank’s financial instruments.

Carrying Value and Fair Value of Financial Instruments not carried at Fair Value

The fair values in the following table exclude assets that are not financial instruments, such as land, buildings, and equipment, as well as goodwill and other intangible assets, including customer relationships, which are of significant value to the Bank.

Financial Assets and Liabilities not carried at Fair Value[1]

(millions of Canadian dollars)	As at
	January 31, 2021		October 31, 2020
	Carrying value	Fair value	Carrying value	Fair value
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses
Government and government-related securities	$159,259	$160,270	$174,592	$175,500
Other debt securities	50,947	51,529	53,087	53,373
Total debt securities at amortized cost, net of allowance for credit losses	210,206	211,799	227,679	228,873
Total loans, net of allowance for loan losses	705,996	715,688	717,523	727,197
Total financial assets not carried at fair value	$916,202	$927,487	$945,202	$956,070

FINANCIAL LIABILITIES
Deposits	$1,139,196	$1,141,110	$1,135,333	$1,137,624
Securitization liabilities at amortized cost	15,216	15,590	15,768	16,143
Subordinated notes and debentures	11,383	12,409	11,477	12,374
Total financial liabilities not carried at fair value	$1,165,795	$1,169,109	$1,162,578	$1,166,141

[1]	This table excludes financial assets and liabilities where the carrying amount is a reasonable approximation of fair value.

Fair Value Hierarchy and Valuation of Assets and Liabilities Classified as Level 3

IFRS requires disclosure of a three-level hierarchy for fair value measurements based upon the observability of inputs to the valuation of an asset or liability as of the measurement date. Refer to Note 5 of the Bank’s 2020 Annual Consolidated Financial Statements for a description of the three levels.

There have been no significant changes to the valuation techniques, unobservable inputs, and sensitivities during the three months ended January 31, 2021. The significant valuation techniques and significant unobservable inputs used in the fair value measurements of Level 3 financial assets and financial liabilities are described and quantified in the “Valuation of Assets and Liabilities Classified as Level 3” section in Note 5 of the Bank’s 2020 Annual Consolidated Financial Statements.

The following table presents the levels within the fair value hierarchy for each of the assets and liabilities measured at fair value on a recurring basis as at January 31, 2021 and October 31, 2020.

Fair Value Hierarchy for Assets and Liabilities Measured at Fair Value on a Recurring Basis

(millions of Canadian dollars)								As at
	January 31, 2021							October 31, 2020
	Level 1	Level 2	Level 3	Total[1]	Level 1	Level 2	Level 3	Total[1]

FINANCIAL ASSETS AND COMMODITIES

Trading loans, securities, and other[2]
Government and government-related securities
Canadian government debt
Federal	$1,418	$13,735	$–	$15,153	$351	$21,141	$–	$21,492
Provinces	–	8,430	–	8,430	–	8,468	–	8,468
U.S. federal, state, municipal governments, and agencies debt	–	20,782	–	20,782	–	22,809	16	22,825
Other OECD government guaranteed debt	–	6,683	–	6,683	–	4,563	–	4,563
Mortgage-backed securities	–	1,802	–	1,802	–	1,690	–	1,690
Other debt securities
Canadian issuers	–	5,494	1	5,495	–	5,613	2	5,615
Other issuers	–	12,134	1	12,135	–	13,352	1	13,353
Equity securities
Common shares	58,304	89	–	58,393	43,803	39	–	43,842
Preferred shares	42	–	–	42	37	–	–	37
Trading loans	–	12,603	–	12,603	–	12,959	–	12,959
Commodities	14,378	442	–	14,820	12,976	484	–	13,460

Retained interests	–	13	–	13	–	14	–	14

	74,142	82,207	2	156,351	57,167	91,132	19	148,318
Non-trading financial assets at fair value through profit or loss
Securities	214	3,698	595	4,507	232	4,027	571	4,830

Loans	–	3,180	3	3,183	–	3,715	3	3,718

	214	6,878	598	7,690	232	7,742	574	8,548
Derivatives
Interest rate contracts	1	15,129	–	15,130	22	17,937	–	17,959
Foreign exchange contracts	26	32,856	5	32,887	13	29,605	2	29,620
Credit contracts	–	32	–	32	–	19	–	19
Equity contracts	2	3,513	564	4,079	5	3,855	370	4,230

Commodity contracts	256	1,205	7	1,468	383	2,022	9	2,414

	285	52,735	576	53,596	423	53,438	381	54,242
Financial assets designated at fair value through profit or loss

Securities[2]	–	4,257	–	4,257	–	4,739	–	4,739

	–	4,257	–	4,257	–	4,739	–	4,739

Financial assets at fair value through other comprehensive income
Government and government-related securities
Canadian government debt
Federal	–	14,000	–	14,000	–	14,126	–	14,126
Provinces	400	17,302	–	17,702	–	16,502	–	16,502
U.S. federal, state, municipal governments, and agencies debt	–	28,578	–	28,578	–	33,034	–	33,034
Other OECD government guaranteed debt	–	9,770	–	9,770	–	10,756	–	10,756
Mortgage-backed securities	–	3,521	–	3,521	–	3,865	–	3,865
Other debt securities
Asset-backed securities	–	9,095	–	9,095	–	10,006	–	10,006
Non-agency collateralized mortgage obligation portfolio	–	–	–	–	–	–	–	–
Corporate and other debt	–	9,740	23	9,763	–	9,875	20	9,895
Equity securities
Common shares	1,997	2	1,503	3,502	819	15	1,553	2,387
Preferred shares	207	–	32	239	186	–	26	212

Loans	–	2,120	–	2,120	–	2,502	–	2,502

	2,604	94,128	1,558	98,290	1,005	100,681	1,599	103,285

Securities purchased under reverse repurchase agreements	–	7,035	–	7,035	–	7,395	–	7,395

FINANCIAL LIABILITIES

Trading deposits	–	42,130	5,024	47,154	–	14,528	4,649	19,177
Derivatives
Interest rate contracts	–	14,214	96	14,310	14	19,022	96	19,132
Foreign exchange contracts	28	34,538	–	34,566	14	27,300	–	27,314
Credit contracts	–	400	–	400	–	327	–	327
Equity contracts	–	4,366	1,636	6,002	–	3,360	1,077	4,437

Commodity contracts	171	1,275	3	1,449	355	1,611	27	1,993

	199	54,793	1,735	56,727	383	51,620	1,200	53,203

Securitization liabilities at fair value	–	13,619	–	13,619	–	13,718	–	13,718

Financial liabilities designated at fair value through profit or loss	–	49,056	31	49,087	–	59,641	24	59,665

Obligations related to securities sold short[2]	1,258	40,509	1	41,768	1,039	33,960	–	34,999
Obligations related to securities sold under repurchase agreements
Held-for-trading	–	2,687	–	2,687	–	3,675	–	3,675

Designated at fair value through profit or loss	–	6	–	6	–	–	–	–

	–	2,693	–	2,693	–	3,675	–	3,675

[1]	Fair value is the same as carrying value.
[2]	Balances reflect the reduction of securities owned (long positions) by the amount of identical securities sold but not yet purchased (short positions).

The Bank’s policy is to record transfers of assets and liabilities between the different levels of the fair value hierarchy using the fair values as at the end of each reporting period. Assets are transferred between Level 1 and Level 2 depending on if there is sufficient frequency and volume in an active market.

There were no significant transfers between Level 1 and Level 2 during the three months ended January 31, 2021 and January 31, 2020.

Movements of Level 3 instruments

Significant transfers into and out of Level 3 occur mainly due to the following reasons:

•	Transfers from Level 3 to Level 2 occur when techniques used for valuing the instrument incorporate significant observable market inputs or broker-dealer quotes which were previously not observable.
•

Transfers from Level 2 to Level 3 occur when an instrument’s fair value, which was previously determined using valuation techniques with significant observable market inputs, is now determined using valuation techniques with significant unobservable inputs.

Due to the unobservable nature of the inputs used to value Level 3 financial instruments there may be uncertainty about the valuation of these instruments. The fair value of Level 3 instruments may be drawn from a range of reasonably possible alternatives. In determining the appropriate levels for these unobservable inputs, parameters are chosen so that they are consistent with prevailing market evidence and management judgment.

The following tables reconcile changes in fair value of all assets and liabilities measured at fair value using significant Level 3 unobservable inputs for the three months ended January 31, 2021 and January 31, 2020.

Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities
(millions of Canadian dollars)	Fair value as at November 1 2020	Total realized and unrealized gains (losses)			Movements		Transfers		Fair value as at January 31 2021	Change in unrealized gains (losses) on instruments still held[5]
		Included in income [1]	Included in OCI	[2,3]	Purchases/ Issuances	Sales/ Settlements [4]	Into Level 3	Out of Level 3

FINANCIAL ASSETS

Trading loans, securities, and other
Government and government-related securities
Canadian government debt
Provinces	$–	$–	$–		$–	$–	$–	$–	$–	$–
U.S. federal, state, municipal governments and agencies debt	16	2	–		–	(18)	–	–	–	–
Other debt securities
Canadian issuers	2	–	–		–	–	–	(1)	1	1
Other issuers	1	1	–		–	(1)	–	–	1	1

	19	3	–		–	(19)	–	(1)	2	2
Non-trading financial assets at fair value through profit or loss
Securities	571	–	–		31	(6)	–	(1)	595	(3)

Loans	3	–	–		–	–	–	–	3	–

	574	–	–		31	(6)	–	(1)	598	(3)

Financial assets at fair value through other comprehensive income
Other debt securities
Corporate and other debt	20	–	3		–	–	–	–	23	3
Equity securities
Common shares	1,553	–	–		20	(70)	–	–	1,503	–

Preferred shares	26	–	6		–	–	–	–	32	6
	$1,599	$–	$9		$20	$(70)	$–	$–	$1,558	$9

FINANCIAL LIABILITIES

Trading deposits[6]	$(4,649)	$(534)	$–		$(744)	$910	$(7)	$–	$(5,024)	$(362)
Derivatives[7]
Interest rate contracts	(96)	(1)	–		–	1	–	–	(96)	1
Foreign exchange contracts	2	2	–		–	1	–	–	5	4
Equity contracts	(707)	(439)	–		(13)	80	7	–	(1,072)	(2)

Commodity contracts	(18)	18	–		–	4	–	–	4	7

	(819)	(420)	–		(13)	86	7	–	(1,159)	10

Financial liabilities designated at fair value through profit or loss	(24)	4	–		(45)	34	–	–	(31)	(1)

Obligations related to securities sold short	–	–	–		–	–	(1)	–	(1)	–

[1]	Gains/losses on financial assets and liabilities are recognized within Non-interest Income on the Interim Consolidated Statement of Income.
[2]	Other comprehensive income.
[3]	Includes realized gains/losses transferred to retained earnings on disposal of equities designated at fair value through other comprehensive income (FVOCI).
[4]	Includes foreign exchange.
[5]	Changes in unrealized gains/losses on financial assets at FVOCI are recognized in accumulated other comprehensive income (AOCI).
[6]	Issuances and repurchases of trading deposits are reported on a gross basis.
[7]

As at January 31, 2021, consists of derivative assets of $0.6 billion (November 1, 2020 – $0.4 billion) and derivative liabilities of $1.7 billion (November 1, 2020 – $1.2 billion), which have been netted in this table for presentation purposes only.

Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities

(millions of Canadian dollars)	Fair value as at November 1 2019	Total realized and unrealized gains (losses)		Movements		Transfers		Fair value as at January 31 2020	Change in unrealized gains (losses) on instruments still held[4]
		Included in income[1]	Included in OCI[2]	Purchases/ Issuances	Sales/ Settlements[3]	Into Level 3	Out of Level 3

FINANCIAL ASSETS

Trading loans, securities, and other
Government and government-related securities
Canadian government debt
Provinces	$8	$–	$–	$–	$–	$–	$–	$8	$–
Other debt securities
Canadian issuers	3	–	–	–	(1)	–	(2)	–	–

Other issuers	1	–	–	–	(1)	9	–	9	–

	12	–	–	–	(2)	9	(2)	17	–
Non-trading financial assets at fair value through profit or loss
Securities	493	8	–	25	(26)	–	–	500	3

Loans	5	–	–	–	–	–	–	5	–

	498	8	–	25	(26)	–	–	505	3

Financial assets at fair value through other comprehensive income
Other debt securities
Corporate and other debt	24	–	–	–	–	–	–	24	–
Equity securities
Common shares	1,507	–	–	9	2	–	–	1,518	1

Preferred shares	44	–	1	–	–	–	–	45	1
	$1,575	$–	$1	$9	$2	$–	$–	$1,587	$2

FINANCIAL LIABILITIES

Trading deposits[5]	$(4,092)	$(105)	$–	$(712)	$700	$–	$–	$(4,209)	$(45)
Derivatives[6]
Interest rate contracts	(83)	(10)	–	–	8	–	–	(85)	(5)
Foreign exchange contracts	(1)	(1)	–	–	1	1	–	–	–
Equity contracts	(925)	(133)	–	(31)	65	–	–	(1,024)	(134)

Commodity contracts	(17)	(3)	–	–	1	–	–	(19)	(6)

	(1,026)	(147)	–	(31)	75	1	–	(1,128)	(145)

Financial liabilities designated at fair value through profit or loss	(21)	7	–	(39)	48	–	–	(5)	7

Obligations related to securities sold short	–	–	–	–	–	(3)	–	(3)	–

[1]	Gains/losses on financial assets and liabilities are recognized within Non-interest income on the Interim Consolidated Statement of Income.
[2]	Includes realized gains/losses transferred to retained earnings on disposal of equities designated at FVOCI.
[3]	Includes foreign exchange.
[4]	Changes in unrealized gains/losses on financial assets at FVOCI are recognized in AOCI.
[5]	Issuances and repurchases of trading deposits are reported on a gross basis.
[6]

As at January 31, 2020, consists of derivative assets of $0.6 billion (November 1, 2019 – $0.6 billion) and derivative liabilities of $1.7 billion (November 1, 2019 – $1.6 billion), which have been netted in this table for presentation purposes only.